As filed with the Securities and Exchange Commission on May 7, 1999
                           1933 Act Registration No.
                       1940 Act Registration No. 811-09277

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]
                                                                      -----
          Pre-Effective Amendment No.     [     ]                    [     ]
                                           -----                      -----
          Post-Effective Amendment No.    [     ]                    [     ]
                    and/or                 -----                      -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

          Amendment No.   [     ]                    [     ]
                           -----                      -----
                          (Check appropriate box or boxes)


                                VIKING MUTUAL FUNDS
                                -------------------
                 (Exact Name of the Registrant as Specified in Charter)
                                1400 14th Avenue SW
                             Minot, North Dakota 58701
                     (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (701) 852-1264

                          Shannon D. Radke, President
                              Viking Mutual Funds
                              1400 14th Avenue SW
                           Minot, North Dakota 58701
                              Donald W. Smith, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                            Washington, D.C. 20036-1800
                    (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous


     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.


                             VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Tax-Free Fund for Montana
     --------------------------------
     Viking Tax-Free Fund for North Dakota
     -------------------------------------
     Viking Large-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information


Signature Pages

Exhibits



Preliminary Prospectus
May 7, 1999

VIKING MUTUAL FUNDS



PROSPECTUS  July 21, 1999


Viking Mutual Funds
1400 14th Avenue SW
Minot, ND 58701




This prospectus describes a choice of three funds managed by Viking Fund Management, LLC:


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund

Mutual funds:
* are not FDIC-insured
* have no bank guarantees
* may lose value

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


               Contents



               THE FUNDS

            3     Viking Tax-Free Fund for Montana

            7     Viking Tax-Free Fund for North Dakota

           11     Viking Large-Cap Value Fund

           14     Distributions and Taxes

           16     Management





               YOUR ACCOUNT

           18     Sales Charges

           18     Sales Charge Reductions and Waivers

           20     Buying Shares

           22     Investor Services

           23     Selling Shares

           25     Account Policies

           26     Questions

           27     Additional Information



                                     A-2

VIKING TAX-FREE FUND FOR MONTANA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund For Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests at least 85% of its total assets in municipal securities and at least 75% of its total assets in municipal securities, the interest on which is exempt from federal and Montana personal income taxes. Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*  to refund outstanding obligations

*  to obtain funds for general operating expenses

*  to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the fund's portfolio:

*  by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

*  by selecting securities for superior price or income performance

*  by looking statewide for top performing regions and industries

The fund may invest up to 20% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

                                     A-3

The Fund may invest more than 25% of its total assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the fund will maintain an average maturity at between fifteen and thirty years.

During the Fund's initial operations, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short term high-grade debt securities, cash and cash equivalents. These short-term investments may be taxable.

The fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Concentration. The fund may concentrate in certain types of municipal obligations (such as housing bonds, hospital bonds or utility bonds), so fund shares could be affected by events that adversely affect a particular sector.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities Fund investing nationally. Montana's economy is based primarily on agriculture, tourism, mining and the processing of minerals and agricultural / forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

                                     A-4

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond Funds and money market Funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               4.50%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                    None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                         None

Redemption Fee (as % of amount redeemed,
    if applicable)                                   None

Exchange Fee                                         None

                                     A-5

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee                              0.50%

Distribution (12b-1) Fees                   0.25%

Other Expenses*                             0.66%
                                            -----

Total Annual Fund Operating Expenses        1.41%

Less Expense Reimbursement**               (0.56%)
                                            -----

Net Expenses                                0.85%



*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses will not exceed 0.85% of its average net assets on an annual basis.

Example

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                     $532

3 Years                    $704

Since the Fund is in its first fiscal year, it has no reportable past performance.

                                     A-6



VIKING TAX-FREE FUND FOR NORTH DAKOTA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund For North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests at least 85% of its total assets in municipal securities and at least 75% of its total assets in municipal securities, the interest on which is exempt from federal and North Dakota personal income taxes. Municipal securities are debt obligations issued by state or local government entities to Fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*  to refund outstanding obligations

*  to obtain funds for general operating expenses

*  to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio:

*  by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

*  by selecting securities for superior price or income performance

*  by looking statewide for top performing regions and industries

The Fund may invest up to 20% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

                                     A-7

The Fund may invest more than 25% of its total assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's Investment manager.

Under normal circumstances, the Fund will maintain an average maturity at between fifteen and thirty years.

During the Fund's initial operations, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short term high-grade debt securities, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Concentration. The fund may concentrate in certain types of municipal obligations (such as housing bonds, hospital bonds or utility bonds), so fund shares could be affected by events that adversely affect a particular sector.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture and services. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

                                     A-8

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If the bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               4.50%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                      None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None

                                     A-9

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee                              0.50%

Distribution (12b-1) Fees                   0.25%

Other Expenses*                             0.66%
                                            -----

Total Annual Fund Operating Expenses        1.41%

Less Expense Reimbursement**               (0.56%)
                                            -----

Net Expenses                                0.85%



*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses will not exceed 0.85% of its average net assets on an annual basis.

Example

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                     $532

3 Years                    $704

Since the Fund is in its first fiscal year, it has no reportable past performance.

                                     A-10



VIKING LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Large-Cap Value Fund seeks long-term total return and capital appreciation.

The fund will normally invest at least 80% of its total assets in equity securities of companies with market capitalizations in excess of $1.5 billion. The fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. The Fund's investment committee invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify growing companies whose stock sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. The investment committee attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the investment committee employs a disciplined "bottom-up" approach to identify undervalued stocks, they are sensitive to emerging trends in different economic sectors. They do not, however, rely upon economic forecasts in making asset allocation decisions, and prefer to remain fully invested.

The Fund may invest up to 20% of its total assets in sponsored American Depository Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During the Fund's initial operations, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short term high-grade debt securities, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse

                                     A-11

issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Year 2000. When evaluating current and potential portfolio positions, the Fund's investment committee will make efforts to determine whether companies in which the fund may invest will be negatively affected by the inability of computer systems to recognize the Year 2000. At the same time, it is impossible to know for certain whether these problems have been adequately addressed until the date in question arrives. If a company in which the Fund invests is adversely affected by Year 2000 problems, it is likely that the price of its security will be adversely affected. A decrease in value of one or more of the Fund's portfolio holdings will have a similar impact on the price of the Fund's shares and its performance.


More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               5.25%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                      None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None

                                     A-12

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee                              0.85%

Distribution (12b-1) Fees                   0.40%

Other Expenses*                             0.47%
                                            -----

Total Annual Fund Operating Expenses        1.72%

Less Expense Reimbursement**               (0.37%)
                                            -----

Net Expenses                                1.35%



*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses will not exceed 1.35% of its average net assets on an annual basis.

Example

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                         $653

3 Years                        $923

Since the Fund is in its first fiscal year, it has no reportable past performance.

                                     A-13

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

The Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund") each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

The Viking Large-Cap Value Fund ("Large-Cap Fund") intends to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by the Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Fund's distributions will vary. The amount of the Fund's distributions will vary, and there is no guarantee the Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of a Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. The Fund will reinvest distribution checks (and future distributions) in shares of the Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax.

Taxes

Generally, income dividends of a Tax-Free Fund that represent interest received from municipal securities is not taxable to shareholders. Interest from portfolio holdings in "private activity bonds" is an item of tax preference for purposes of the federal alternative minimum tax. The tax exemption of a Tax-Free Fund's dividends from federal income tax and, if applicable, Montana or North Dakota state or local personal income taxes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the state and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Tax-Free Funds are not appropriate investments for qualified retirement plans and individual retirement accounts.

                                     A-14

Dividends of any Fund representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, are taxable to individual shareholders at a maximum 20% federal tax rate, regardless of the length of time shareholders have owned shares. The foregoing is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash.

The exchange of Fund shares will be treated as a sale, and any gain on Fund shares when sold will be subject to tax.

Please keep in mind that if you invest in a Fund shortly before the record date of a distribution (other than a distribution of tax-exempt interest by a Tax-Free Fund), the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

                                     A-15

MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager.

The Tax-Free Funds have retained the investment manager to provide administrative services, manage their business affairs and provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker, Operations Manager and Chief Operating Officer. Mr. Radke was a founder of Viking Management in September, 1998 and is responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis. The Tax-Free Funds' Board of Trustees reviews the various services provided by the investment manager to ensure that the Funds' general investment policies and programs are being properly carried out and that administrative services are being provided to the Funds in a satisfactory manner.

As full compensation for the services and facilities furnished to the Tax-Free Funds and for expenses of the Funds assumed by the investment manager, the Funds pay the investment manager monthly compensation calculated daily by applying the annual rate of 0.50% to the Funds' daily net assets.

The Large-Cap Fund has retained the investment manager to provide administrative services, manage its business affairs and supervise the investment of its assets. Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and the investment manager, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of the investment manager. The Large-Cap Fund's Board of Trustees reviews the various services provided by the investment manager and sub-adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of April 30, 1999, manages assets of approximately $2.0 billion for employee benefit plans, endowments, foundations and other institutional investors. The sub-adviser provides its services under a multiple-manager, investment committee system ("investment committee"). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 103 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman.

As full compensation for the services and facilities furnished to the Large-Cap Fund and for expenses of the Fund assumed by the investment manager, the Fund pays the investment

                                     A-16

manager monthly compensation calculated daily by applying the annual rate of 0.80% to the Funds' daily net assets of up to $100 million and 0.70% to the Fund's daily net assets in excess of $100 million. As compensation for its services provided pursuant to the sub-advisory agreement, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million.

YEAR 2000 PROBLEM

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 problem throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a Fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

While Year 2000 computer problems could have a negative effect on each Fund, at Viking Management we are working to avoid such problems and have obtained assurances from each Fund's service providers that they are taking similar steps. However, because the problem is unprecedented, we don't know whether these efforts will be successful and, accordingly, each Fund may be adversely affected.

                                     A-17

YOUR ACCOUNT

SALES CHARGES


                                   The sales charge            Which equals
                                   makes up this % of          this % of your
When you invest this amount        the offering price          investment*

Tax-Free Funds
Less than $100,000                  4.50%                       4.71%
$100,000 but less than $250,000     4.00%                       4.17%
$250,000 but less than $500,000     3.00%                       3.09%
$500,000 but less than $1,000,000   2.00%                       2.04%
$1,000,000 or more                  1.00%                       1.01%


Large-Cap Value Fund
Less than $50,000                   5.25%                       5.54%
$50,000 but less than $100,000      4.75%                       4.99%
$100,000 but less than $250,000     4.25%                       4.44%
$250,000 but less than $500,000     3.50%                       3.63%
$500,000 but less than $1,000,000   2.50%                       2.56%
$1,000,000 or more                  1.00%                       1.01%
____________
*   Rounded to nearest one-hundredth percent.

Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund to pay distribution and other fees of up to 0.40% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

                                     A-18

* Cumulative Quantity Discount - lets you combine all of your shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

* Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

Reinstatement Privilege. If you sell shares of a Viking Mutual Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* officers, trustees, governors and employees (including retirees) of a Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or members of their immediate families or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings)

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC ("Viking Distributors") (the Funds' underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons

* employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory or administrative services related to the Funds pursuant to an agreement with the Funds, Viking Management or one of its affiliates or any trust, pension, profit-sharing or other benefit plan for such persons

* in connection with the acquisition of the assets of or merger or consolidation with another investment company

* through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, provided that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services

* certain retirement plans if the plan is sponsored by an employer (i) with at least 100 employees or (ii) with retirement plan assets of $1 million or more

* persons who retain an ownership interest in or whom are the beneficial owners of an interest in Viking Management (including their spouses and dependent children) or any trust, pension, profit sharing or other benefit plan for such persons

                                     A-19

A fund must be notified in advance that an investment qualifies for purchase at net asset value.

BUYING SHARES

Minimum investments

                                                 Initial            Additional
------------------------------------------------------------------------------
Regular accounts                                 $   500            $    25
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $   250            $    25
------------------------------------------------------------------------------
IRAs, Roth IRAs, or IRA rollovers                $   250            $    25
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, Roth IRAs, or IRA rollovers)   $    25            $    25
------------------------------------------------------------------------------
Automatic investment plan                        $    25            $    25
------------------------------------------------------------------------------

Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

                                     A-20

Buying shares
------------------------------------------------------------------------------
                     Opening an account          Adding to an account

------------------------------------------------------------------------------
Through your         Contact your investment     Contact your investment
investment           representative              representative
representative

------------------------------------------------------------------------------
By Mail              Make your check payable     Make your check payable
                     to the Fund in which you    to the Fund in which you are
                     investing.                  investing.  Include your
                                                 account number on the check.

                     Mail the check and your     Fill out the deposit slip
                     signed application to       from your account statement.
                     Shareholder Services.       If you do not have a slip,
                                                 include a note with your
                                                 name, the Fund name, and your
                                                 account number.

                                                 Mail the check and deposit
                                                 slip or note to Shareholder
                                                 Services.

------------------------------------------------------------------------------
By Wire              Call to receive wire        Call to receive wire
                     instructions.               instructions.

                     Mail your signed            To make a same day wire
                     application to Shareholder  investment, please call us
                     Services.                   by 1:00 p.m. central time
                                                 and make sure your wire
                     To make a same day wire     arrives by 3:00 p.m.
                     investment, please call
                     us by 1:00 p.m. central
                     time and make sure your
                     wire arrives by 3:00 p.m.

------------------------------------------------------------------------------
By Exchange          Call Shareholder Services   Call Shareholder Services
                     at the number below,        at the number below,
                     or send signed written      or send signed written
                     instructions.               instructions.

------------------------------------------------------------------------------

     Viking Shareholder Services     1400 14th Ave. SW     P.O. Box _____
                             Minot, ND 58701

                      Call toll-free 1-800-__________
           Monday through Friday  8:30 a.m. to 5:30 p.m., central time.

                                     A-21

INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic fund transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

Retirement Plans. Viking Mutual Funds offers a variety of retirement plans for individuals and businesses with ___________ as custodian. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 1-800/_____________.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

                                     A-22

SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

* you are selling more than $100,000 worth of shares

* you want your proceeds paid to someone who is not a registered owner

* you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account

* you have changed the address on your account by phone within the last 15 days

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

Retirement Plans. You may need to complete additional forms to sell shares in a Viking Mutual Funds retirement plan. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or ______________ (the plan custodian) at 701-857-7150 for details.

                                     A-23

Selling shares
------------------------------------------------------------------------------

                           To sell some or all of your shares

------------------------------------------------------------------------------
Through your               Contact your investment representative
investment
representative

------------------------------------------------------------------------------
By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to Shareholder Services. Corporate, partnership or trust accounts may need to send additional documents.

                           Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

------------------------------------------------------------------------------
By Phone As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

------------------------------------------------------------------------------
By Wire You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

------------------------------------------------------------------------------
By Exchange                Obtain a current prospectus for the Fund you are
                           considering.

                           Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

                           If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

------------------------------------------------------------------------------

      Viking Shareholder Services     1400 14th Ave. SW     P.O. Box _____

                                     A-24

                                Minot, ND 58701

                        Call toll-free 1-800-__________
            Monday through Friday  8:30 am to 5:30 pm, central time.

ACCOUNT POLICIES

Calculating Share Price.  Each Fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). NAV is calculated by dividing a fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive confirmations and account statements that show your account transactions. You will also receive the Funds' financial reports every six months.

The dealer or other investment representative of record on your account will also receive confirmations, account statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Additional Policies. Please note that the Funds maintain additional policies and reserve certain rights, including:

* The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.

                                     A-25

* At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
* The Funds may modify or discontinue the exchange privilege on 60 days' notice.
* You may only buy shares of a Fund eligible for sale in your state or jurisdiction.
* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Viking Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

Tax-Free Funds

Commission(%)
Investment under $100,000                    3.75%
$100,000 but under $250,000                  3.25%
$250,000 but under $500,000                  2.25%
$500,000 but under $1,000,000                1.50%
$1,000,000 or more                           1.00%
12b-1 fee to dealer                          0.25%

Large-Cap Value Fund

Commission(%)
Investment under $50,000                     4.50%
$50,000 but under $100,000                   4.00%
$100,000 but under $250,000                  3.50%
$250,000 but under $500,000                  3.00%
$500,000 but under $1,000,000                2.25%
$1,000,000 or more                           1.00%
12b-1 fee to dealer                          0.40%

QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box ________, Minot, ND 58701. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                         Hours (central time,
Department Name               Telephone Number          Monday through Friday)
------------------------------------------------------------------------------
Shareholder Services          1-800/__________          8:30 a.m. to 5:30 p.m.
Dealer Services               1-800/__________          8:30 a.m. to 5:30 p.m.

                                     A-26

ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report. The Funds' first annual report will be available within 60 days of the end of the Funds' first fiscal year (December 31, 1999).

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about each Fund, its investments and policies.
It is incorporated by reference so it is legally a part of this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Viking Shareholder Services
1-800/___________
www.____________

You can also obtain information about each Fund by visiting the SEC's Public Reference Room in Washington DC (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

                                     A-27

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

TRUSTEES
Bruce Adams
Shirley Martz
Mike Timm
Shannon D. Radke
Douglas P. Miller

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISER
(For Viking Large-Cap Value Fund)
Fox Asset Management
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN




TRANSFER AGENT
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501

                                     A-28



VIKING MUTUAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION
July 21, 1999



Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund



Viking Mutual Funds
1400 14th Avenue SW
Minot, ND 58701
1-800/_____________



The Viking Tax-Free Fund for Montana, the Viking Tax-Free Fund for North Dakota and the Viking Large-Cap Value Fund (each a "Fund") are mutual funds that offer shares pursuant to a prospectus dated July 21, 1999. This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

For a free copy of the current prospectus contact your investment representative or call 1-800/___________.


Mutual funds, annuities, and other investment products:
* are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government;
* are not deposits or obligations of, or guaranteed or endorsed by, any bank;
* are subject to investment risks, including the possible loss of principal.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


TABLE OF CONTENTS

Investment Restrictions
     Viking Tax-Free Funds                                   3
     Viking Large-Cap Value Fund                             4

Description of Investment Techniques and Risks
     Viking Tax-Free Funds                                   5
     Viking Large-Cap Value Fund                            10

Trustees and Officers                                       12

Management and Other Services                               13

Portfolio Transactions                                      15

Distributions and Taxes
Viking Tax-Free Funds                                       17
     Viking Large-Cap Value Fund                            18
     All Viking Mutual Funds                                18

Organization, Capitalization and other Matters              20

Buying and Selling Shares                                   21

Pricing Shares                                              26

The Underwriter                                             27

Performance                                                 28

Comparisons                                                 31

Description of Bond Ratings                                 33

INVESTMENT RESTRICTIONS
-----------------------

The following policies and limitations supplement those set forth in the prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The following restrictions apply to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund").

A Tax-Free Fund may not:

1. Borrow money or mortgage or pledge any of the assets of a Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on "margin" or sell any securities "short."

3. Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies.

 4. Underwrite securities issued by other persons except insofar as a Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in a Fund owning more than 10% of the outstanding voting securities of an issuer.

6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

7. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

8. Invest in companies for the purpose of exercising control or management.

9. Purchase any security if thereafter 25% or more of the total assets of a Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a

U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

10. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, a Fund owns more than 3% of the total voting stock of such investment company.

11. Invest in foreign securities.

12. Issue any senior securities, except as permitted by the Investment Company Act of 1940 ("1940 Act").

The following restrictions apply to the Viking Large-Cap Value Fund ("Large-Cap Fund").

The Large-Cap Fund may not:

1. Borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on "margin" or sell any securities "short."

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

10. Invest in companies for the purpose of exercising control or management.

11. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

12. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

13. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depository Receipts ("ADRs").

14. Issue any senior securities, except as permitted by the 1940 Act.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal Bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's Corporation ("S & P"), Moody's Investors Service ("Moody's") or Fitch Investors Service ("Fitch") or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see the appendix for a discussion of the ratings.

With respect to unrated securities, it is also the Funds' intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds' rated securities and have been determined to be consistent with the Funds' objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds. The Funds may invest in tax-exempt industrial development revenue bonds. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal Lease Obligations. The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds' policies on the quality of securities in which they may invest.

Zero-coupon securities. The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds.   Each Fund may invest in callable bonds, which allow the
issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds' pricing policies and certain amortization procedures required by the IRS, the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date.
The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S & P, or Fitch.

When-issued securities. Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the Funds' investment objectives and policies. Municipal bankruptcies are relatively rate, and certain provisions of the U.S. Bankruptcy Code governing such bankruptices are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During the Funds' initial operations, or during unusual market or other conditions, the Funds may temporarily depart from their investment objectives and invest up to 100% of their assets in short term U.S. government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations. Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the state's municipal bond issues and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states' economies was obtained from official offering statements of bond issues and has not been independently verified by the Funds.

Montana general economic conditions. Montana has seen strong growth in population and employment throughout the 1990's, but currently exhibits a trend of slowing growth in employment and personal income. Tourism and home construction continue to be particularly positive sectors, offsetting the effects of reduced timber supplies and weak market prices on the state's large wood products industry. Recently, the agricultural sector has also weakened significantly due to reduced Asian demand and low prices, particularly for livestock and wheat. Despite these developments, overall employment growth remains positive, and the state's seasonally-adjusted unemployment rate as of August 1998 was a relatively low 5.0% (down from 5.4% in August 1997).
However, the economy remains fundamentally resource-dependent and thus exposed to potentially volatile commodity prices and demand in the wood products, agricultural, energy and non-fuel mining sectors.

The general obligation bond rating outlook is stable, reflecting the state's conservative financial operations and low debt levels, which mitigate the risks stemming from a resource-dependent and thus potentially volatile economy.

North Dakota general economic conditions. The economy in North Dakota has begun to lag behind the national pace. While the rate of annual employment growth from 1992-1997, at 2.5% was equal to the national rate of growth, in the year ending September 1998 it was 1.9%, below the national rate of 2.4%. This growth was primarily in the construction and finance-related sectors. Unemployment fell to 2.5% in September, when the national rate was 4.5%.
Growth in the labor force was negative during 1998.  A shrinking labor market, consistently negative annual net migration and a population decline in 1997 after six years of slow population growth, a slow job growth rate, and very low unemployment may lead to arrested job growth in the near future.

While per capita personal income increased sharply by 10.6% in 1996, greater than twice the 4.6% rate of increase for the nation, it declined in 1997 by 1.3% and at 79.9% of the national average it remains low.

North Dakota has a historically limited economy heavily dependent on agriculture and mining. The global economic crisis has lead to decreasing demand for exports of food products, and price decreases hinder growth in the manufacturing and trade industries which rely on the agricultural industry in North Dakota. This has occurred in spite of NAFTA and GATT trade agreements which had initially increased the demand for North Dakota's agricultural products in the export market. As the Asian crisis continues, the agricultural economy will continue to feel pressure. Further risk to this sector is posed by the non-subsidized environment on the horizon, as federal subsidies for agriculture end in 2002. To this end, farmers are attempting to convert from the traditional heavy dependence on wheat, which in the past had enjoyed generous federal subsidies, to other crops.

The credit outlook for North Dakota is stable. Extremely low debt levels due to conservative fiscal policies along with a strong financial position will help the state meet the challenges posed by an agriculturally based economy facing decreasing demand and falling prices, and poor population trends and a shrinking labor force which could hinder future employment growth.



The following is a description of the various types of securities the Large-Cap Fund may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

Convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rates and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

American Depository Receipts. The Fund may invest up to 20% of its total assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Fund may invest in the shares of other investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. The Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During the Fund's initial operations, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short term U.S. government obligations, cash and cash equivalents. These short-term investments may be taxable.

TRUSTEES AND OFFICERS
---------------------

The Funds have a Board of Trustees ("Board"). The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations.

The affiliations of the officers and Board members and their principal occupations for the past five years are shown below.

                                Positions and Offices
Name, Age and Address           with the Fund                      Principal Occupation During the Past Five Years
Shirley Martz (74)              Trustee                            Retired C.P.A.; Principal shareholder and
1451 15th St. SW                                                   Employee of Brady, Martz & Associates and
Minot, ND 58701                                                    its predecessor (1948-_____)

Mike Timm                       Trustee                            [                                 ]

Bruce Adams (53)                Trustee                            Retired farmer; Director, Garrison Diversion
2510 Bel Air Court                                                 Conservancy District (1995-Present); Small grain
Minot, ND 58703                                                    Farmer (1971-1997); Director, Federal Reserve
                                                                   Bank of Minneapolis (1988-1992); Chairman,
                                                                   Advisory Council to Federal Reserve Bank of
                                                                   Minneapolis Board of Directors (______-______)

                                     B-12

*Shannon D. Radke (32)          President, Treasurer               President, Viking Fund Management, LLC;
1400 14th Ave. SW               and Trustee                        President, Viking Fund Distributors, LLC; Chief
Minot, ND 58701                                                    Operating Officer, ND Holdings, Inc. (1997-1998);
                                                                   Operations Manager, ND Holdings, Inc.
                                                                   (1993-1997).

*Douglas P. Miller (25)         Vice President, Secretary          Secretary and Treasurer, Viking Fund
902 2nd St. NE                  and Trustee                        Management, LLC; Secretary and Treasurer, Viking
Minot, ND 58703                                                    Fund Distributors, LLC; Controller, ND Holdings,
                                                                   Inc.(1998); Fund Accountant, ND Holdings, Inc.
                                                                   (1996-1998); Staff Accountant, Service Corporation
                                                                   International (1995-1996), BS Accounting, Minot
                                                                   State University (1995).

*Indicates the Board member is considered an "interested person" under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC ("Viking Management").

MANAGEMENT AND OTHER SERVICES
-----------------------------

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager.

The Tax-Free Funds have retained the investment manager to provide administrative services, manage their business affairs and provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker, Operations Manager and Chief Operating Officer. Mr. Radke was a founder of Viking Management in September, 1998 and is responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis. The Tax-Free Funds' Board of Trustees reviews the various services provided by the investment manager to ensure that the Funds' general investment policies and programs are being properly carried out and that administrative services are being provided to the Funds in a satisfactory manner.

As full compensation for the services and facilities furnished to the Tax-Free Funds and for expenses of the Funds assumed by the investment manager, each Tax-Free Fund pays the investment manager monthly compensation calculated daily by applying the annual rate of 0.50% to each Fund's daily net assets.

As described in the Funds' prospectus, the investment manager has agreed to waive its fees or reimburse each Tax-Free Fund for its expenses through August 1, 2009, so that each Tax-Free Fund's total annual operating expenses will not exceed 0.85% of its average net assets on a daily basis.

The Large-Cap Fund has retained the investment manager to provide administrative services, manage its business affairs and supervise the investment of its assets. Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and the investment manager, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of the investment manager. The Large-Cap Fund's Board of Trustees reviews the various services provided by the investment manager and sub-advisor to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of April 30, 1999, manages assets of approximately $2.0 billion for employee benefit plans, endowments, foundations and other institutional investors. The sub-adviser provides its services under a multiple-manager, investment committee system ("investment committee"). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 103 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman.

As full compensation for the services and facilities furnished to the Large-Cap Fund and for expenses of the Fund assumed by the investment manager, the Fund pays the investment manager monthly compensation calculated daily by applying the annual rate of 0.80% to the Funds' daily net assets of up to $100 million and 0.70% to the Fund's daily net assets in excess of $100 million. As compensation for its services provided pursuant to the sub-advisory agreement, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million.

As described in the Funds' prospectus, the investment manager has agreed to waive its fees or reimburse the Large-Cap Fund for its expenses through August 1, 2009, so that the Large-Cap Fund's total annual operating expenses will not exceed 1.35% of its average net assets on a daily basis.

Custodian. _____________ acts as custodian of the securities and other assets of the Funds.

Shareholder Servicing Agent. Viking Management is also each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend paying agent. Viking Management is compensated on the basis of a fixed fee per account. The Funds may also reimburse Viking Management for its out-of-pocket expenses.

Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as each Fund's independent auditor.

PORTFOLIO TRANSACTIONS
----------------------

Viking Management and the sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer.

In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. To the extent permitted by applicable law, Viking Management and the sub-adviser are authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the Funds or other Viking Funds and to use the research services of brokerage and other firms that have provided such assistance.

Viking Management and the sub-adviser may allocate brokerage transactions to broker-dealers (including affiliates of Viking Management) who have entered into arrangements with Viking Management under which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entity's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

DISTRIBUTIONS AND TAXES
-----------------------

Tax-Free Funds

Distibutions of net investment income. By meeting certain requirements of the Internal Revenue Code (the "Code"), each Fund intends to qualify to pay "exempt-interest dividends" to shareholders. These dividends are derived from interest income exempt from federal income tax, and they are not subject to federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they will also be exempt from that state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

At the end of each calendar year, each Fund will provide you with the percentage of any dividends paid that qualify for tax-free treatment on your personal income tax return. You should consult with your personal tax adviser to determine the application of your state and local laws to these distributions. Corporate shareholders should consult with their corporate tax advisers about whether any of their distributions may be exempt from corporate income or franchise taxes.

Each Fund may earn taxable income on any temporary investments, on the excess of short-term capital gains over long-term capital losses ("net short-term capital gain"), or on ordinary income derived from the sale of market discount bonds. Any distributions by a Fund from that income will be taxable to you as ordinary income, whether you take them in cash or additional shares.

From time to time, a Fund may buy a tax-exempt bond in the secondary market for a price that is less than the principal amount of the bond. This discount is called market discount if it exceeds a de minimis amount specified in the Code. A portion of the gain on sale or disposition of market discount bonds (not exceeding the accrued portion of market discount at the time of the sale) is treated as ordinary income rather than capital gain. Any distribution by a Fund of this income will be taxable as ordinary income to you. The amount of market discount, if any, is expected to be small.

Dividends-received deduction for corporations.   Because each Tax-Free Fund's
income is derived from interest rather than dividends, no portion of its distributions will be eligible for the corporate dividends-received deduction.

Treatment of private activity bond interest. Interest on certain non-essential or "private activity bonds" issued after August 7, 1986, while exempt from federal income tax, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability for those taxes, depending on your individual or corporate tax position. Consistent with the Tax-Free Funds' investment goals, each Fund may acquire private activity bonds if, in the investment manager's opinion, those bonds represent the most attractive investment opportunity then available to the Fund. Persons who are "substantial users" as defined in the Code, or persons related to such users, of facilities financed by private activity bonds should consult with their tax advisers before buying shares in a Fund.

The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-governmental business activities, including activities financed by certain industrial development or private activity bonds. Some of these bonds, including bonds for sports arenas, parking facilities, and pollution control facilities, do not pay tax-exempt interest.

Investments in original issue discount (OID) bonds. To the extent a Fund invests in zero coupon municipal bonds or other bonds issued at a discount (ie., with OID), the Fund may have to take into account each year a portion of the OID and distribute that income to maintain its qualification as a regulated investment company. A Fund may have to make these distributions to you prior to its receipt of cash payments.

Defaulted obligations. A Fund may be required to accrue income on defaulted obligations and to distribute that income to you even though it is not currently receiving interest or principal payments on those obligations. To generate cash to satisfy this distribution requirement, the Fund may be required to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Large-Cap Fund

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the Fund's operation, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from that income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-received deduction for corporations. In some circumstances, a corporate shareholder will be allowed to deduct a portion of Fund dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for that treatment. All dividends (including the deducted portion) must be included in a corporation's alternative minimum taxable income calculation.

All Funds

Distributions of capital gains.   The Funds may derive capital gains and losses
in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid in January.   Distributions by a Fund that are
declared in October, November or December to shareholders of record in such a month, and paid in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared.

Information on the tax character of distributions. The Funds will inform you of the amount of your dividends and capital gain distributions at the times they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify for that treatment during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the Code
requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

* 98% of its taxable ordinary income earned during the calendar year;
* 98% if its capital gain net income earned during the twelve-month period ending October 31 of that year; and
* 100% of any undistributed amounts from the prior year.

Each Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption or exchange of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Viking Mutual Fund, you must report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and it will be long-term or short-term, depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your shares in a Tax-Free Fund and any remaining loss (or the entire loss in the case of the Large-Cap Fund) will be treated as a long-term capital loss to the extent of any net long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis. If you redeem (sell) some or all of your shares in a Fund within 90 days after buying them and then reinvest the sales proceeds in that Fund or invest those proceeds in another Viking Mutual Fund, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated pursuant to the reinvestment or exchange privilege described in the Funds' prospectus. All or a portion of the sales charge that you paid for your original shares (up to the amount of the reduction of the sales charge on the subsequent reinvestment or investment) will be excluded from your tax basis in these shares sold (for the purpose of determining gain or loss upon the sale of them). Any excluded portion of the sales charge will be added to the tax basis of the shares you subsequently acquire.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS
----------------------------------------------

Each Fund is a separate operating series of Viking Mutual Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the Large-Cap Fund is diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

BUYING AND SELLING SHARES
-------------------------

The Funds continuously offer their shares through securities dealers who have an agreement with Viking Fund Distributors, LLC ("Distributors"). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date").

Initial sales charges. For the Tax-Free Funds, the maximum initial sales charge is 4.50%. For the Large-Cap Fund, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.
* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.
* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.
* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Fund's sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as your direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

* Was formed at least six months ago
* Has a purpose other than buying fund shares at a discount
* Has more than 10 members
* Can arrange for meetings between our representatives and group members
* Agrees to include the Funds' sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Funds' prospectus.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Funds. This support is based primarily on the amount of sales of Fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and from payments to Distributors under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of your
account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds' general policy to initially invest this money in shares of other investment companies, short term U.S. government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds' investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short term U.S. government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Redemptions in kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $2,000,000 or 10% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission ("SEC"). In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Funds marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for Shareholder Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
---------------

Viking Fund Distributors, LLC ("Viking Distributors") acts as the principal underwriter in the continuous public offering of the Funds' shares. Viking Distributors is located at 1400 14th Ave. SW, Minot, ND 58701.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

Viking Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Funds for acting as underwriter.

Distribution and service (12b-1) fees. The Funds have adopted a distribution
and service plan dated           , 1999 with respect to each Fund (the "Plan"),
in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, each Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking Distributors of up to 0.25% annually of the average daily net assets of the Tax-Free Funds. The Plan authorizes payments to Viking Distributors of up to 0.40% annually of the average daily net assets of the Large-Cap Fund. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan further provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Funds, Viking Distributors or its affiliates; a prorated portion of Viking Distributor's overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Fund's Board.

The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days' written notice, by Viking Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

PERFORMANCE
-----------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used. As of July 21, 1999 the Funds are new and do not have any performance to report.

Average annual total return. Average annual total return is determined by finding the average annual rates of return that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

These figures will be calculated according to the SEC formula:

 P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the
      beginning of each    period at the end of each period

Cumulative total return. Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods.

Current yield. Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the Fund during the base period.


These figures will be obtained using the following SEC formula:

Yield = 2 [(a-b + 1)6 - 1]
           ----
            cd

where:
a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were
    entitled to receive   dividends
d = the maximum offering price per share on the last day of the period

Taxable-equivalent yield. The Tax-Free Funds may also quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the Fund. Taxable-equivalent yield is computed by dividing the portion of the Funds' yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the Funds yield that is not tax-exempt.

As of April 30, 1999, the federal income tax rate upon which the taxable-equivalent yield quotations are based was 39.6%. As of April 30, 1999, the state income tax rate upon which the taxable-equivalent yields are also based was 11.00% and 5.54%, respectively, for Montana and North Dakota. As a result, as of April 30, 1999, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations are based was 50.60% and 45.14% for Montana and North Dakota, respectively. From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.

Current distribution rate.   Current yield, which is calculated according to a
formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a Fund during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, if any, and is calculated over a different period of time.

Volatility. Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations. The Funds may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Sales literature referring to the use of the Large-Cap Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Funds may include in their advertising or sales material information relating to investment goals and performance results of the Funds. Viking Management is adviser and parent company to the underwriter of the Funds.

COMPARISONS
-----------

To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

* Dow Jones Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).
* Standard & Poor's 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Russell 3000 Index or its component indices - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
* The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.
* Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

* CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.
* Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.
* Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.
* Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.
* Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.
* Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.
* Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.
* Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.
* Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
* Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare each Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

DESCRIPTION OF BOND RATINGS
---------------------------

MOODY'S

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

                              VIKING MUTUAL FUNDS
                      REGISTRATION STATEMENT ON FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
----------------------------------------------

(a)     Financial Statements: None.


(b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Filed Herewith.

                                (2) Trust Instrument of Viking Mutual Funds. Filed Herewith.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds.  Filed Herewith.

                  (b)           By-laws of Viking Mutual Funds.   Filed
                                Herewith.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.  To be
                                               filed.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.  To be
                                               filed.

                                        (iii)  Schedule B - Schedule of
                                               Compensation under the
                                               Investment Advisory and
                                               Administration Agreement. To be
                                               filed.

                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with Respect
                                               to Viking Mutual Funds.  To be
                                               filed.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               To be filed.

                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC. To be filed.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement. To be filed.

                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and ________________________.  To
                                       be filed.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. To be filed.

                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  To be filed.
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       To be filed.

                  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Viking Mutual Funds. To be filed.

                  (j)          Consent of Independent Auditors.  None.

                  (k)          Financial Statements Omitted from Prospectus.
                               None.

                  (l)          Letter of Investment Intent.  None.

                  (m)          Plan Pursuant to Rule 12b-1.  To be filed.

                  (n)          Financial Data Schedule.  None.

                  (o)          Plan Pursuant to Rule 18f-3.  None.




Item 24.     Persons Controlled by or under Common Control with Registrant
-------      -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
-------      ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
-------      -----------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.

Robert J. Lamont                Officer, Director and Employee, Lamont &
                                Skowronek, a Professional Corporation, 116-1st
                                St. SW, Minot, ND 58701; Partner, Lawyer's
                                Realty, 116-1st. St. SW, Minot, ND 58701;
                                Director, Fisher Motors, Inc., 1111 20th Ave.
                                SW, Minot, ND 58701; Director, Glacial
                                Holdings, Inc., 2501 Bel Air Place, Minot, ND
                                58703; Director, Expressway Imports, Inc., 1025
                                East Burdick Expressway, Bismarck, ND 58504;
                                Director and  Past Chairman, Minot Area
                                Development Corporation, 1020 20th Ave. SW,
                                Minot, ND 58701.

John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.


     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701



Item 27.  Principal Underwriters
--------  ----------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrant's principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
-------      --------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
-------      -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
-------      ------------

          None.





                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 7th day of May, 1999.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                Title                                  Date
--------                 -----                                  ----


/s/Douglas P. Miller
----------------------   Vice-President, Secretary, Trustee     May 7, 1999
Douglas P. Miller



                               VIKING MUTUAL FUNDS
                        REGISTRATION STATEMENT ON FORM N-1A

                               INDEX TO EXHIBITS

                                                              Sequentially
Exhibit                                                         Numbered
Number                        Description                         Page
-------                       -----------                     ------------

(a)     (1)     Certificate of Trust.  Filed Herewith.            ----

        (2)     Trust Instrument of Viking Mutual Funds.          ----
                Filed Herewith.

        (3)     Schedule A - Current Series of Viking             ----
                Mutual Funds.  Filed Herewith.

(b)     By-laws of Viking Mutual Funds.   Filed Herewith.         ----

(c)     Declaration of Trust filed under (a) and By-laws          N.A.
        filed under (b).

(d)     (1)     (i)     Investment Advisory and                   N.A.
                        Administration Agreement Between Viking
                        Mutual Funds and Viking Fund Management,
                        LLC.  To be filed.

                (ii)    Schedule A - Series of Viking Mutual      N.A.
                        Funds Currently Subject to the Investment
                        Advisory and Administration Agreement.
                        To be filed.

                (iii)   Schedule B - Schedule of Compensation     N.A.
                        Under the Investment Advisory and
                        Administration Agreement. To be filed.

        (2)     (i)     Sub-Advisory Agreement Between Viking     N.A.
                        Fund Management, LLC and Fox Asset
                        Management with Respect to Viking
                        Mutual Funds.  To be filed.

                (ii)    Schedule A -  Series of Viking Mutual     N.A.
                        Funds Currently Subject to the
                        Sub-Advisory Agreement. To be filed

(e)     (1)     Distribution Agreement Between Viking Mutual      N.A.
                Funds and   Viking Fund Distributors, LLC.
                To be filed.

        (2)     Schedule A - Series of Viking Mutual Funds        N.A.
                Currently Subject to the Distribution
                Agreement. To be filed.

(f)     Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(g)     (1)     Custodian Contract Between Viking Mutual          N.A.
                Funds and _____________________.  To
                be filed.

        (2)     Schedule of Compensation under the                N.A.
                Custodian Contract. To be filed.

(h)     (1)     Transfer Agency and Service Agreement             N.A.
                Between Viking Mutual Funds and Viking Fund
                Management, LLC.  To be filed.

        (2)     Schedule of Compensation under the Transfer       N.A.
                Agency and Service Agreement.  To be filed.

(i)     (1)     Opinion and Consent of Kirkpatrick & Lockhart     N.A.
                LLP on  Securities Matters with Respect to
                Viking Mutual Funds.  To be filed.

(j)     Consent of Independent Auditors.  None.                   N.A.

(k)     Financial Statements Omitted from Prospectus.  None.      N.A.

(l)     Letter of Investment Intent.  None.                       N.A.

(m)     Plan Pursuant to Rule 12b-1.  To be filed.                N.A.

(n)     Financial Data Schedule.  None.                           N.A.

(o)     Plan Pursuant to Rule 18f-3.  None.                       N.A.



                           CERTIFICATE OF TRUST
                                    OF
                           VIKING MUTUAL FUNDS

This Certificate of Trust ("Certificate") is filed in accordance with the provisions of the Delaware Business Trust Act (12 Del. Code Ann. Tit. 12
Section 3801 et seq.) and sets forth the following:

       1.  The name of the trust is: Viking Mutual Funds

       2. The business address of the registered office of the Trust and of the registered agent of the Trust is:

          Corporation Service Company
          1013 Centre Road
          Wilmington, Delaware  19805
          New Castle County

       3.  This Certificate is effective upon filing.

       4. The Trust is a Delaware business trust to be registered under the Investment Company Act of 1940. Notice is hereby given that the Trust shall consist of one or more series. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series of the Trust shall be enforceable against the assets of such series only, and not against the other assets of the Trust generally or other series.

     IN WITNESS WHEREOF, the undersigned, being the initial Trustees, have executed this Certificate this 29th day of March, 1999.


                              /s/Shannon D. Radke
                              ----------------------------
                              Shannon D. Radke, as Trustee
                              and not individually

                              /s/Douglas P. Miller
                              -----------------------------
                              Douglas P. Miller, as Trustee
                              and not individually


                              Address:  1400 14th Avenue SW
                                        Minot, ND 58701


STATE OF NORTH DAKOTA
CITY OF MINOT

     Before me this 29th day of March 1999, personally appeared the above-named Shannon D. Radke and Douglas P. Miller, known to me to be the persons who executed the foregoing instrument and who acknowledged that they executed the same.

                              /s/Susan Ogurek
                              ---------------------------
                              Notary Public

My commission expires  ---------------











                                   VIKING MUTUAL FUNDS











                                    TRUST INSTRUMENT















                                       March 29, 1999



VIKING MUTUAL FUNDS
TRUST INSTRUMENT

TABLE OF CONTENTS

ARTICLE I DEFINITIONS

ARTICLE II THE TRUSTEES
 Section 1.  Management of the Trust
 Section 2.  Initial Trustees; Election and Number of Trustees
 Section 3.  Term of Office of Trustees
 Section 4.  Vacancies; Appointment of Trustees
 Section 5.  Temporary Vacancy or Absence
 Section 6.  Chairman
 Section 7.  Action by the Trustees
 Section 8.  Ownership of Trust Property
 Section 9.  Effect of Trustees Not Serving
 Section 10.  Trustees, etc. as Shareholders

ARTICLE III POWERS OF THE TRUSTEE
 Section 1.  Powers
 Section 2.  Certain Transactions

ARTICLE IV SERIES; CLASSES; SHARES
 Section 1.  Establishment of Series or Class
 Section 2.  Shares.
 Section 3.  Investment in the Trust
 Section 4.  Assets and Liabilities of Series
 Section 5.  Ownership and Transfer of Shares
 Section 6.  Status of Shares; Limitation of Shareholder Liability

ARTICLE V DISTRIBUTIONS AND REDEMPTIONS
 Section 1.  Distributions
 Section 2.  Redemptions
 Section 3.  Determination of Net Asset Value
 Section 4.  Suspension of Right of Redemption

ARTICLE VI SHAREHOLDERS' VOTING POWERS AND MEETINGS
 Section 1.  Voting Powers
 Section 2.  Meetings of Shareholders
 Section 3.  Quorum; Required Vote
 Section 3.  Quorum; Required Vote

ARTICLE VII CONTRACTSWITH SERVICE PROVIDERS
 Section 1.  Investment Adviser
 Section 2. Principal Underwriter
 Section 3.  Transfer Agency, Shareholder Services, and Administration
  Agreements
 Section 4.  Custodian
 Section 5.  Parties to Contracts with Service Providers

ARTICLE VIII EXPENSES OF THE TRUST AND SERIES

ARTICLE IX LIMITATION OF LIABILITY AND INDEMNIFICATION
 Section 1.  Limitation of Liability
 Section 2.  Indemnification
 Section 3.  Indemnification of Shareholders

ARTICLE X MISCELLANEOUS
 Section 1.  Trust Not a Partnership
 Section 2.  Trustee Action; Expert Advice; No Bond or Surety
 Section 3.  Record Dates
 Section 4.  Termination of the Trust
 Section 5.  Reorganization
 Section 6.  Trust Instrument
 Section 7.  Applicable Law
 Section 8.   Amendments
 Section 9.  Fiscal Year
 Section 10.  Severability


VIKING MUTUAL FUNDS

TRUST INSTRUMENT

     This TRUST INSTRUMENT is made on March 29, 1999 by the Trustees, to establish a business trust for the investment and reinvestment of funds contributed to the Trust by investors. The Trustees declare that all money and property contributed to the Trust shall be held and managed in trust pursuant to this Trust Instrument. The name of the Trust created by this Trust Instrument is Viking Mutual Funds.

                                   ARTICLE I

                                  DEFINITIONS


     Unless otherwise provided or required by the context:

     (a) "By-laws" means the By-laws of the Trust adopted by the Trustees, as amended from time to time;

     (b) "Class" means the class of Shares of a Series established pursuant to Article IV;

     (c) "Commission," "Interested Person," and "Principal Underwriter" have the meanings provided in the 1940 Act;

     (d)  "Covered Person" means a person so defined in Article IX, Section 2;

     (e) "Delaware Act" means Chapter 38 of Title 12 of the Delaware Code entitled "Treatment of Delaware Business Trusts," as amended from time to time;

     (f) "Majority Shareholder Vote" means "the vote of a majority of the outstanding voting securities" as defined in the 1940 Act;

     (g) "Net Asset Value" means the net asset value of each Series of the Trust, determined as provided in Article V, Section 3;

     (h) "Outstanding Shares" means Shares shown in the books of the Trust or its transfer agent as then issued and outstanding, but does not include Shares which have been repurchased or redeemed by the Trust and which are held in the treasury of the Trust;

     (i)  "Series" means a series of Shares established pursuant to Article
IV;

     (j)  "Shareholder" means a record owner of Outstanding Shares;

     (k) "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares);

     (l) "Trust" means Viking Mutual Funds, established hereby, and reference to the Trust, when applicable to one or more Series, refers to that Series;

     (m) "Trustees" means the persons who have signed this Trust Instrument, so long as they shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with Article II, in all cases in their capacities as Trustees hereunder;

     (n) "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the Trust or any Series or by the Trustees on behalf of the Trust or any Series;

     (o) The "1940 Act" means the Investment Company Act of 1940, as amended from time to time.


                                   ARTICLE II

                                  THE TRUSTEES

     Section 1. Management of the Trust. The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees may execute all instruments and take all action they deem necessary or desirable to promote the interests of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.

     Section 2. Initial Trustees; Election and Number of Trustees. The initial Trustees shall be the persons initially signing this Trust Instrument. The number of Trustees (other than the initial Trustees) shall be fixed from time to time by a majority of the Trustees; provided, that there shall be at least two (2) Trustees. The Shareholders shall elect the Trustees (other than the initial Trustees) on such dates as the Trustees may fix from time to time.

     Section 3. Term of Office of Trustees. Each Trustee shall hold office for life or until his successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon such delivery or a later date specified therein; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, or who has become physically or mentally incapacitated or is otherwise unable to serve, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and (d) any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the Outstanding Shares.

     Section 4. Vacancies; Appointment of Trustees. Whenever a vacancy shall exist in the Board of Trustees, regardless of the reason for such vacancy, the remaining Trustees shall appoint any person as they determine in their sole discretion to fill that vacancy, consistent with the limitations under the 1940 Act. Such appointment shall be made by a written instrument signed by a majority of the Trustees or by a resolution of the Trustees, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. The Trustees may appoint a new Trustee as provided above in anticipation of a vacancy expected to occur because of the retirement, resignation, or removal of a Trustee, or an increase in number of Trustees, provided that such appointment shall become effective only at or after the expected vacancy occurs. As soon as any such Trustee has accepted his appointment in writing, the trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance, and he shall be deemed a Trustee hereunder. The power of appointment is subject to Section 16(a) of the 1940 Act.

     Section 5.  Temporary Vacancy or Absence.   Whenever a vacancy in the
Board of Trustees shall occur, until such vacancy is filled, or while any Trustee is absent from his domicile (unless that Trustee has made arrangements to be informed about, and to participate in, the affairs of the Trust during such absence), or is physically or mentally incapacitated, the remaining Trustees shall have all the powers hereunder and their certificate as to such vacancy, absence, or incapacity shall be conclusive. To the extent permitted under the 1940 Act, any Trustee may, by power of attorney, delegate his powers as Trustee for a period not exceeding six (6) months at any one time to any other Trustee or Trustees.

     Section 6. Chairman. The Trustees shall appoint one of their number to be Chairman of the Board of Trustees. The Chairman shall preside at all meetings of the Trustees, shall be authorized to execute the policies established by the Trustees and the administration of the Trust, and may be the chief executive, financial and/or accounting officer of the Trust.

     Section 7. Action by the Trustees. The Trustees shall act by majority vote at a meeting duly called (including at a telephonic meeting, unless the 1940 Act requires that a particular action be taken only at a meeting of Trustees in person) at which a quorum is present or by written consent of a majority of Trustees (or such greater number as may be required by applicable law) without a meeting. A majority of the Trustees shall constitute a quorum at any meeting. Meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees or by any two other Trustees. Notice of the time, date and place of all Trustees meetings shall be given to each Trustee by telephone, facsimile or other electronic mechanism sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who signs a waiver of notice either before or after the meeting. Subject to the requirements of the 1940 Act, the Trustees by majority vote may delegate to any Trustee or Trustees authority to approve particular matters or take particular actions on behalf of the Trust. Any written consent or waiver may be provided and delivered to the Trust by facsimile or other similar electronic mechanism.

     Section 8. Ownership of Trust Property. The Trust Property of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. All of the Trust Property and legal title thereto shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by or in the name of the Trust, or in the name of any person as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, as provided in Article IV, a proportionate undivided beneficial interest in the Trust or Series represented by Shares.

     Section 9. Effect of Trustees Not Serving. The death, resignation, retirement, removal, incapacity, or inability or refusal to serve of the Trustees, or any one of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Trust Instrument.

     Section 10. Trustees, etc. as Shareholders. Subject to any restrictions in the By-laws, any Trustee, officer, agent or independent contractor of the Trust may acquire, own and dispose of Shares to the same extent as any other Shareholder; the Trustees may issue and sell Shares to and buy Shares from any such person or any firm or company in which such person is interested, subject only to any general limitations herein.


                                   ARTICLE III

                             POWERS OF THE TRUSTEES

     Section 1. Powers. The Trustees in all instances shall act as principals, free of the control of the Shareholders. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. The Trustees shall not in any way be bound or limited by current or future laws or customs applicable to trust investments, but shall have full power and authority to make any investments which they, in their sole discretion, deem proper to accomplish the purposes of the Trust, and to dispose of the same. The Trustees may exercise all of their powers without recourse to any court or other authority. Subject to any applicable limitation herein or in the By-laws or resolutions of the Trust, the Trustees shall have power and authority, without limitation:

     (a) To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any current or future law or custom concerning investments by trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the Trust Property; to invest in obligations and securities of any kind, and without regard to whether they may mature before the possible termination of the Trust; and without limitation to invest all or any part of its cash and other property in securities issued by a registered investment company or series thereof, subject to the provisions of the 1940 Act;

     (b) To operate as and carry on the business of a registered investment company, and exercise all the powers necessary and proper to conduct such a business;

     (c) To adopt By-laws not inconsistent with this Trust Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent such right is not reserved to the Shareholders;

     (d) To elect and remove such officers and appoint and terminate such agents as they deem appropriate;

     (e) To employ as custodian of any assets of the Trust, subject to any provisions herein or in the By-laws, one or more banks, trust companies or companies that are members of a national securities exchange, or other entities permitted by the Commission to serve as such;

     (f) To retain one or more transfer agents and Shareholder servicing agents, or both;

     (g) To provide for the distribution of Shares either through a Principal Underwriter as provided herein or by the Trust itself, or both, and, subject to applicable law, to adopt a distribution plan of any kind;

     (h) To set record dates in the manner provided for herein or in the By-laws;

     (i) To delegate such authority as they consider desirable to any officers of the Trust and to any agent, independent contractor, manager, investment adviser, custodian or underwriter, in either general or specific terms;

     (j) To sell or exchange any or all of the assets of the Trust, subject to
Article X, Section 4;

     (k) To vote or give assent, or exercise any rights of ownership, with respect to other securities or property; and, if necessary, to execute and deliver powers of attorney delegating such power to other persons;

     (l) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

     (m) To hold any security or other property (i) in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form, or (ii) either in the Trust's or Trustees' own name or in the name of a custodian or a nominee or nominees, subject to safeguards according to the usual practice of business trusts or investment companies;

     (n) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article IV;

     (o) To the full extent permitted by Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and liabilities and expenses to a particular Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article IV, Section 4;

     (p) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern whose securities are held by the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern; and to pay calls or subscriptions with respect to any security held in the Trust;

     (q) To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

     (r) To make distributions of income and of capital gains to Shareholders in the manner hereinafter provided for;

     (s) To borrow money;

     (t) To establish, from time to time, a minimum total investment for Shareholders, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;

     (u) To establish committees for such purposes, with such membership, and with such responsibilities as the Trustees may consider proper, including a committee consisting of fewer than all of the Trustees then in office, which may act for and bind the Trustees and the Trust with respect to the institution, prosecution, dismissal, settlement, review or investigation of any legal action, suit or proceeding, pending or threatened;

     (v) To issue, sell, repurchase, redeem, cancel, retire, acquire, hold, resell, reissue, dispose of and otherwise deal in Shares; to establish terms and conditions regarding the issuance, sale, repurchase, redemption, cancellation, retirement, acquisition, holding, resale, reissuance, disposition of or dealing in Shares; and, subject to Articles IV and V, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust or of the particular Series with respect to which such Shares are issued;

     (w) To definitively interpret the investment objectives, policies and limitations of the Trust or any Series; and

     (x) To carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary or desirable to accomplish any purpose or to further any of the foregoing powers, and to take every other action incidental to the foregoing business or purposes, objects or powers.

     The clauses above shall be construed as objects and powers, and the enumeration of specific powers shall not limit in any way the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity. No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order. In construing this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees.

     Section 2. Certain Transactions. Except as prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any investment adviser, administrator, distributor or transfer agent for the Trust or with any Interested Person of such person. The Trust may employ any such person or entity in which such person is an Interested Person, as broker, legal counsel, registrar, investment adviser, administrator, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.

                                   ARTICLE IV

                            SERIES; CLASSES; SHARES

     Section 1. Establishment of Series or Class. The Trust shall consist of one or more Series. The Trustees hereby establish the Series listed in Schedule A attached hereto and made a part hereof. Each additional Series shall be established by the adoption of a resolution of the Trustees. The Trustees may designate the relative rights and preferences of the Shares of each Series. The Trustees may divide the Shares of any Series into Classes. In such case each Class of a Series shall represent interests in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Trust shall maintain separate and distinct records for each Series and hold and account for the assets thereof separately from the other assets of the Trust or of any other Series. A Series may issue any number of Shares and need not issue Shares. Each Share of a Series shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series. The Trustees may change the name of any Series or Class.

     Section 2. Shares. The beneficial interest in the Trust shall be divided into Shares of one or more separate and distinct Series or Classes established by the Trustees. The number of Shares of each Series and Class is unlimited and each Share shall have a par value of $0.001 per Share. All Shares issued hereunder shall be fully paid and nonassessable. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust. The Trustees shall have full power and authority, in their sole discretion and without obtaining Shareholder approval: to issue original or additional Shares at such times and on such terms and conditions as they deem appropriate; to issue fractional Shares and Shares held in the treasury; to establish and to change in any manner Shares of any Series or Classes with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine (but the Trustees may not change Outstanding Shares in a manner materially adverse to the Shareholders of such Shares); to divide or combine the Shares of any Series or Classes into a greater or lesser number; to classify or reclassify any unissued Shares of any Series or Classes into one or more Series or Classes of Shares; to abolish any one or more Series or Classes of Shares; to issue Shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; and to take such other action with respect to the Shares as the Trustees may deem desirable. Shares held in the treasury shall not confer any voting rights on the Trustees and shall not be entitled to any dividends or other distributions declared with respect to the Shares.

     Section 3. Investment in the Trust. The Trustees shall accept investments in any Series from such persons and on such terms as they may from time to time authorize. At the Trustees' discretion, such investments, subject to applicable law, may be in the form of cash or securities in which that Series is authorized to invest, valued as provided in Article V, Section
3. Investments in a Series shall be credited to each Shareholder's account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their sole discretion, (a) impose a sales charge upon investments in any Series or Class, (b) issue fractional Shares, or (c) determine the Net Asset Value per Share of the initial capital contribution. The Trustees shall have the right to refuse to accept investments, or any investment, in any Series at any time without any cause or reason therefor whatsoever.

     Section 4. Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be), shall be held and accounted for separately from the other assets of the Trust and every other Series and are referred to as "assets belonging to" that Series. The assets belonging to a Series shall belong only to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. Any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Series shall be allocated by the Trustees between and among one or more Series as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, earnings, income, profits or funds, or payments and proceeds thereof shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the Shareholders of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees between or among any one or more of the Series or Classes in such manner as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

     Section 5. Ownership and Transfer of Shares. The Trust shall maintain a register containing the names and addresses of the Shareholders of each Series and Class thereof, the number of Shares of each Series and Class held by such Shareholders, and a record of all Share transfers. The register shall be conclusive as to the identity of Shareholders of record and the number of Shares held by them from time to time. The Trustees may authorize the issuance of certificates representing Shares and adopt rules governing their use. The Trustees may make rules governing the transfer of Shares, whether or not represented by certificates.

     Section 6. Status of Shares; Limitation of Shareholder Liability. (a) Shares shall be deemed to be personal property giving Shareholders only the rights provided in this Trust Instrument. Every Shareholder, by virtue of having acquired a Share, shall be held expressly to have assented to and agreed to be bound by the terms of this Trust Instrument and to have become a party hereto.

     (b) No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees shall have any power to bind any Shareholder personally or to demand payment from any Shareholder for anything, other than as agreed by the Shareholder.

Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such Series; however, the omission of such statement shall not operate to bind or create personal liability fo any Shareholder or Trustee.


                                   ARTICLE V

                         DISTRIBUTIONS AND REDEMPTIONS

     Section 1. Distributions. The Trustees may declare and pay dividends and other distributions, including dividends on Shares of a particular Series and other distributions from the assets belonging to that Series. The amount and payment of dividends or distributions and their form, whether they are in cash, Shares or other Trust Property, shall be determined by the Trustees. Dividends and other distributions may be paid pursuant to a standing
resolution adopted once or more often as the Trustees determine.   All
dividends and other distributions on Shares of a particular Series shall be distributed pro rata to the Shareholders of that Series in proportion to the number of Shares of that Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately reflect expenses allocated to a particular Class of such Series. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or similar plans as the Trustees deem appropriate.

     Section 2. Redemptions. Each Shareholder of a Series shall have the right at such times as may be permitted by the Trustees to require the Series to redeem all or any part of his Shares at a redemption price per Share equal to the Net Asset Value per Share at such time as the Trustees shall have prescribed by resolution, less any applicable charges or sales loads. In the absence of such resolution, the redemption price per Share shall be the Net Asset Value next determined after receipt by the Series of a request for redemption in proper form less such charges as are determined by the Trustees and described in the Trust's Registration Statement for that Series under the Securities Act of 1933. The Trustees may specify conditions, prices, and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value, or may be in cash. Upon redemption, Shares may be reissued from time to time. The Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees, including the failure of a Shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Shares issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Shares required by them for payment of amounts due and owing by a Shareholder to the Trust or any Series or Class. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Shareholders to require any Series or Class to redeem

Shares during any period of time when and to the extent permissible under the 1940 Act.

     Section 3. Determination of Net Asset Value. The Trustees shall cause the Net Asset Value of Shares of each Series or Class to be determined from time to time in a manner consistent with applicable laws and regulations. The Trustees may delegate the power and duty to determine Net Asset Value per Share to one or more Trustees or officers of the Trust or to a custodian, depository or other agent appointed for such purpose. The Net Asset Value of Shares shall be determined separately for each Series or Class at such times as may be prescribed by the Trustees or, in the absence of action by the Trustees, as of the close of trading on the New York Stock Exchange on each day for all or part of which such Exchange is open for unrestricted trading.

     Section 4.  Suspension of Right of Redemption.  If, as referred to in
Section 2 of this Article, the Trustees postpone payment of the redemption price and suspend the right of Shareholders to redeem their Shares, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension. Thereafter Shareholders shall have no right of redemption or payment until the Trustees declare the end of the suspension.
If the right of redemption is suspended, a Shareholder may either withdraw his request for redemption or receive payment based on the Net Asset Value per Share next determined after the suspension terminates.


                                   ARTICLE VI

                     SHAREHOLDERS' VOTING POWERS AND MEETINGS

     Section 1. Voting Powers. The Shareholders shall have power to vote only with respect to (a) the election of Trustees as provided in Section 2 of this Article; (b) the removal of Trustees as provided in Article II, Section 3(d); (c) any investment advisory or management contract as provided in
Article VII, Section 1; (d) any termination of the Trust as provided in
Article X, Section 4; (e) the amendment of this Trust Instrument to the extent and as provided in Article X, Section 8; and (f) such additional matters relating to the Trust as may be required or authorized by law, this Trust Instrument, or the By-laws or any registration of the Trust with the Commission or any State, or as the Trustees may consider desirable.

     On any matter submitted to a vote of the Shareholders, all Shares shall be voted by individual Series or Class, except (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class, and (b) when the Trustees have determined that the matter affects the interests of more than one Series or Class, then the Shareholders of all such Series or Classes shall be entitled to vote thereon. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws. The By-laws may provide that proxies may be given by any electronic or telecommunications device or in any other manner, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Until Shares of a Series are issued, as to that Series the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Trust Instrument or the By-laws.

     Section 2. Meetings of Shareholders. The first Shareholders' meeting shall be held to elect Trustees at such time and place as the Trustees designate. Special meetings of the Shareholders of any Series or Class may be called by the Trustees and shall be called by the Trustees upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of such Series or Class entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting, given as determined by the Trustees.

     Section 3. Quorum; Required Vote. One-third of the Outstanding Shares of each Series or Class, or one-third of the Outstanding Shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders' meeting with respect to such Series or Class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Any adjourned session of a Shareholders' meeting may be held within a reasonable time without further notice. Except when a larger vote is required by law, this Trust Instrument or the By-laws, a majority of the Outstanding Shares voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust (or, if required by law, a Majority Shareholder Vote of the entire Trust) and a plurality of such Outstanding Shares shall elect a Trustee; provided, that if this Trust Instrument or applicable law permits or requires that Shares be voted on any matter by individual Series or Classes, then a majority of the Outstanding Shares of that Series or Class (or, if required by law, a Majority Shareholder Vote of that Series or Class) voted in person or by proxy voted on the matter shall decide that matter insofar as that Series or Class is concerned. Shareholders may act as to the Trust or any Series or Class by the written consent of a majority (or such greater amount as may be required by applicable law, this Trust Instrument, or the By-laws) of the Outstanding Shares of the Trust or of such Series or Class, as the case may be.


                                   ARTICLE VII

                        CONTRACTS WITH SERVICE PROVIDERS

     Section 1. Investment Adviser. Subject to a Majority Shareholder Vote, the Trustees may enter into one or more investment advisory contracts on behalf of the Trust or any Series, providing for investment advisory services, statistical and research facilities and services, and other facilities and services to be furnished to the Trust or Series on terms and conditions acceptable to the Trustees. Any such contract may provide for the investment adviser to effect purchases, sales or exchanges of portfolio securities or other Trust Property on behalf of the Trustees or may authorize any officer or agent of the Trust to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser. The Trustees may authorize the investment adviser to employ one or more sub-advisers.

     Section 2. Principal Underwriter. The Trustees may enter into contracts on behalf of the Trust or any Series or Class, providing for the distribution and sale of Shares by the other party, either directly or as sales agent, on terms and conditions acceptable to the Trustees. The Trustees may adopt a plan or plans of distribution with respect to Shares of any Series or Class and enter into any related agreements, whereby the Series or Class finances directly or indirectly any activity that is primarily intended to result in sales of its Shares, subject to the requirements of Section 12 of the 1940 Act, Rule 12b-1 thereunder, and other applicable rules and regulations.

     Section 3. Transfer Agency, Shareholder Services, and Administration Agreements. The Trustees, on behalf of the Trust or any Series or Class, may enter into transfer agency agreements, Shareholder service agreements, and administration and management agreements with any party or parties on terms and conditions acceptable to the Trustees.

     Section 4. Custodian. The Trustees shall at all times place and maintain the securities and similar investments of the Trust and of each Series in custody meeting the requirements of Section 17(f) of the 1940 Act and the rules thereunder. The Trustees, on behalf of the Trust or any Series, may enter into an agreement with a custodian on terms and conditions acceptable to the Trustees, providing for the custodian, among other things, to (a) hold the securities owned by the Trust or any Series and deliver the same upon written order or oral order confirmed in writing, (b) receive and receipt for any moneys due to the Trust or any Series and deposit the same in its own banking department or elsewhere, (c) disburse such funds upon orders or vouchers, and (d) employ one or more sub-custodians.

     Section 5. Parties to Contracts with Service Providers. The Trustees may enter into any contract with any entity, although one more of the Trustees or officers of the Trust may be an officer, director, trustee, partner, shareholder, or member of such entity, and no such contract shall be invalidated or rendered void or voidable because of such relationship. No person having such a relationship shall be disqualified from voting on or executing a contract in his capacity as Trustee and/or Shareholder, or be liable merely by reason of such relationship for any loss or expense to the Trust with respect to such a contract or accountable for any profit realized directly or indirectly therefrom; provided, that the contract was reasonable and fair and not inconsistent with this Trust Instrument or the By-laws.

     Any contract referred to in Sections 1 and 2 of this Article shall be consistent with and subject to the applicable requirements of Section 15 of the 1940 Act and the rules and orders thereunder with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal. No amendment to a contract referred to in Section 1 of this Article shall be effective unless assented to as required by Section 15 of the 1940 Act, and the rules and orders thereunder.

                                   ARTICLE VIII

                       EXPENSES OF THE TRUST AND SERIES

     Subject to Article IV, Section 4, the Trust or a particular Series shall pay, or shall reimburse the Trustees from the Trust estate or the assets belonging to the particular Series, for their expenses and disbursements, including, but not limited to, interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of Shares; certain insurance premiums; applicable fees, interest charges and expenses of third parties, including the Trust's investment advisers, managers, administrators, distributors, custodians, transfer agents and fund accountants; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and its Series and maintaining its existence; costs of preparing and printing the prospectuses of the Trust and each Series, statements of additional information and Shareholder reports and delivering them to Shareholders; expenses of meetings of Shareholders and proxy solicitations therefor; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees and costs of other personnel performing services for the Trust or any Series; costs of Trustee meetings; Commission registration fees and related expenses; state or foreign securities laws registration fees and related expenses; and for such non-recurring items as may arise, including litigation to which the Trust or a Series (or a Trustee or officer of the Trust acting as such) is a party, and for all losses and liabilities by them incurred in administering the Trust. The Trustees shall have a lien on the assets belonging to the appropriate Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto, for the reimbursement to them of such expenses, disbursements, losses and liabilities.


ARTICLE IX

LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided, however, that the Trust shall not be obligated to indemnify any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract;

          (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either
(i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract;

     (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or adversely affect any indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                                   ARTICLE X

                                 MISCELLANEOUS

     Section 1. Trust Not a Partnership. This Trust Instrument creates a trust and not a partnership. No Trustee shall have any power to bind personally either the Trust's officers or any Shareholder to any obligation to which such person has not consented.

     Section 2. Trustee Action; Expert Advice; No Bond or Surety`. The exercise by the Trustees of their powers and discretion hereunder in good faith and with reasonable care under the circumstances then prevailing shall be binding upon everyone interested. Subject to the provisions of Article IX, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument, and subject to the provisions of Article IX, shall not be liable for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

     Section 3. Record Dates. The Trustees may fix in advance a date up to ninety (90) days before the date of any Shareholders' meeting, or the date for the payment of any dividends or other distributions, or the date for the allotment of any other rights, or the date when any change or conversion or exchange of Shares shall go into effect as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights, or to exercise such rights in respect of any such change, conversion or exchange of Shares.

     Section 4. Termination of the Trust. (a) This Trust shall have perpetual existence. Subject to a Majority Shareholder Vote of the Trust or of each Series to be affected, the Trustees may

          (i) sell and convey all or substantially all of the assets of the Trust or any affected Series to another Series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series, and which may include shares of or interests in such Series, entity, or series thereof; or

          (ii) at any time sell and convert into money all or substantially all of the assets of the Trust or any affected Series.

Upon making reasonable provision for the payment of all known liabilities of the Trust or any affected Series in either (i) or (ii), by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust or any affected Series; however, the payment to any particular Series or Class of such Series may be reduced by any fees, expenses or charges allocated to that Series or Class.

     (b) The Trustees may take any of the actions specified in subsection (a)
(i) and (ii) above without obtaining a Majority Shareholder Vote of the Trust or any Series if a majority of the Trustees determines that the continuation of the Trust or Series is not in the best interests of the Trust, such Series, or their respective Shareholders as a result of factors or events adversely affecting the ability of the Trust or such Series to conduct its business and operations in an economically viable manner. Such factors and events may include the inability of the Trust or a Series to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust or the Series or affecting assets of the type in which the Trust or Series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust or such Series.

     (c) Upon completion of the distribution of the remaining proceeds or assets pursuant to subsection (a), the Trust or affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder with respect thereto and the right, title and interest of all parties therein shall be canceled and discharged. Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

     Section 5. Reorganization. Notwithstanding anything else herein, to change the Trust's form of organization the Trustees may, without Shareholder approval, (a) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (b) cause the Trust to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

     Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 5 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.

     Section 6. Trust Instrument. The original or a copy of this Trust Instrument and of each amendment hereto or Trust Instrument supplemental shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by a Trustee or an officer of the Trust as to the authenticity of the Trust Instrument or any such amendments or supplements and as to any matters in connection with the Trust. The masculine gender herein shall include the feminine and neuter genders. Headings herein are for convenience only and shall not affect the construction of this Trust Instrument. This Trust Instrument may be executed in any number of counterparts, each of which shall be deemed an original.

     Section 7. Applicable Law. This Trust Instrument and the Trust created hereunder are governed by and construed and administered according to the Delaware Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a Delaware business trust, and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

     Section 8. Amendments. All rights granted to Shareholders hereunder are granted subject to a right to amend this Trust Instrument, except as otherwise provided herein. The Trustees may, without any Shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto or an amended and restated trust instrument; provided, that Shareholders shall have the right to vote on any amendment (a) which would affect the voting rights of Shareholders granted in
Article VI, Section 1, (b) to this Section 8, (c) required to be approved by Shareholders by law or by the Trust's registration statement(s) filed with the Commission, and (d) submitted to them by the Trustees in their discretion.
Any amendment submitted to Shareholders which the Trustees determine would affect the Shareholders of any Series shall be authorized by vote of the Shareholders of such Series and no vote shall be required of Shareholders of a Series not affected. Notwithstanding anything else herein, any amendment to
Article IX which would have the effect of reducing the indemnification and other rights provided thereby to Trustees, officers, employees, and agents of the Trust or to Shareholders or former Shareholders, and any repeal or amendment of this sentence, shall each require the affirmative vote of the holders of two-thirds of the Outstanding Shares of the Trust entitled to vote thereon

     Section 9. Fiscal Year. The fiscal year of the Trust shall end on a specified date as set forth in the By-laws. The Trustees may change the fiscal year of the Trust without Shareholder approval.

     Section 10. Severability. The provisions of this Trust Instrument are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Trust Instrument.


         IN WITNESS WHEREOF, the undersigned, being the initial Trustees, have executed this Trust Instrument as of the date first above written.



                    /s/Shannon D. Radke
                    ______________________________

                    Shannon D. Radke, as
                    Trustee and not individually

                    /s/Douglas P. Miller
                    ______________________________

                    Douglas P. Miller, as
                    Trustee and not individually




                    Address:  1400 14th Avenue, SW
                              Minot, North Dakota 58701


STATE OF NORTH DAKOTA     ss
CITY OF MINOT

    Before me this 30th day of March 1999, personally appeared the above-named, Shannon D. Radke, and Douglas P. Miller known to me to be the persons who executed the foregoing instrument and who acknowledged that they executed the same.


                    ________________________________
                         Notary Public

     My Commission expires                             .



                             SCHEDULE A
                        SERIES OF THE TRUST


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund






March 29, 1999





20












                                   VIKING MUTUAL FUNDS











                                         BY-LAWS















                                      March 29, 1999

                                     TABLE OF CONTENTS

                                                                          Page
                                                                          ----

ARTICLE I
PRINCIPAL OFFICE AND SEAL                                                    1
     Section 1.  Principal Office                                            1
     Section 2.  Seal                                                        1

ARTICLE II
MEETINGS OF TRUSTEES                                                         1
     Section 1.  Action by Trustees                                          1
     Section 2.  Compensation of Trustees                                    1

ARTICLE III
COMMITTEES                                                                   1
     Section 1.  Establishment                                               1
     Section 2.  Proceedings; Quorum; Action                                 2
     Section 3.  Compensation of Committee Members                           2

ARTICLE IV
OFFICERS                                                                     2
     Section 1.  General                                                     2
     Section 2.  Election, Tenure and Qualifications
                    of Officers                                              2
     Section 3.  Vacancies and Newly Created Offices                         3
     Section 4.  Removal and Resignation                                     3
     Section 5.  President                                                   3
     Section 6.  Vice President(s)                                           3
     Section 7.  Treasurer and Assistant Treasurer(s)                        4
     Section 8.  Secretary and Assistant Secretaries                         4
     Section 9. Compensation of Officers                                     4
     Section 10. Surety Bond                                                 4

ARTICLE V
MEETINGS OF SHAREHOLDERS                                                     5
     Section 1.  No Annual Meetings                                          5
     Section 2.  Special Meetings                                            5
     Section 3.  Notice of Meetings                                          5
     Section 4.  Adjourned Meetings                                          6
     Section 5.  Validity of Proxies                                         6
     Section 6.  Record Date                                                 7
     Section 7.  Action Without a Meeting                                    7

ARTICLE VI
SHARES OF BENEFICIAL INTEREST                                                7
     Section 1.  No Share Certificates                                       7
     Section 2.  Transfer of Shares                                          7

ARTICLE VII
CUSTODY OF SECURITIES                                                        6
     Section 1.  Employment of a Custodian                                   7
     Section 2.  Termination of Custodian Agreement                          7
     Section 3.  Other Arrangements                                          7

ARTICLE VIII
FISCAL YEAR AND ACCOUNTANT                                                   7
     Section 1.  Fiscal Year                                                 7
     Section 2.  Accountant                                                  7

ARTICLE IX
AMENDMENTS                                                                   8
     Section 1.  General                                                     8
     Section 2.  By Shareholders Only                                        8

ARTICLE X
NET ASSET VALUE                                                              8


                                    BY-LAWS

                                      OF

                               VIKING MUTUAL FUNDS


     These By-laws of Viking Mutual Funds (the "Trust"), a Delaware business trust, are subject to the Trust Instrument of the Trust dated as of March 29, 1999 as from time to time amended, supplemented or restated (the "Trust Instrument"). Capitalized terms used herein have the same meanings as in the Trust Instrument.


                                   ARTICLE I
                                   ---------
                           PRINCIPAL OFFICE AND SEAL
                           -------------------------

Section 1. Principal Office. The principal office of the Trust shall be located in Minot, North Dakota, or such other location as the Trustees determine. The Trust may establish and maintain other offices and places of business as the Trustees determine.

Section 2. Seal. The Trustees may adopt a seal for the Trust in such form and with such inscription as the Trustees determine. Any Trustee or officer of the Trust shall have authority to affix the seal to any document.

                                   ARTICLE II
                                   ----------
                             MEETINGS OF TRUSTEES
                             --------------------

Section 1. Action by Trustees. Trustees may take actions at meetings held at such places and times as the Trustees may determine, or without meetings, all as provided in Article II, Section 7, of the Trust Instrument.

Section 2. Compensation of Trustees. Each Trustee who is neither an employee of an investment adviser of the Trust or any Series nor an employee of an entity affiliated with the investment adviser may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.


                                   ARTICLE III
                                   -----------
                                   COMMITTEES
                                   ----------

Section 1. Establishment. The Trustees may designate one or more committees of the Trustees. The Trustees shall determine the number of members of each committee and its powers and shall appoint its members and its chair. Each committee member shall serve at the pleasure of the Trustees. The Trustees may abolish any committee at any time. Each committee shall maintain records of its meetings and report its actions to the Trustees. The Trustees may rescind any action of any committee, but such rescission shall not have retroactive effect. The Trustees may delegate to any committee any of its powers, subject to the limitations of applicable law.

Section 2. Proceedings; Quorum; Action. Each committee may adopt such rules governing its proceedings, quorum and manner of acting as it shall deem proper and desirable. In the absence of such rules, a majority of any committee shall constitute a quorum, and a committee shall act by the vote of a majority of a quorum.

Section 3. Compensation of Committee Members. Each committee member who is a Disinterested Trustee may receive such compensation from the Trust for Services and reimbursement for expenses as the Trustees may determine.


                                   ARTICLE IV
                                   ----------
                                   OFFICERS
                                   --------

Section 1. General. The officers of the Trust shall be a President, one or more Vice Presidents, a Treasurer, and a Secretary, and may include one or more Assistant Treasurers or Assistant Secretaries and such other officers ("Other Officers") as the Trustees may determine.

Section 2. Election, Tenure and Qualifications of Officers. The Trustees shall elect the officers of the Trust. Each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Any person may hold one or more offices, except that the President and the Secretary may not be the same individual. A person who holds more than one office in the Trust may not act in more than one capacity to execute, acknowledge, or verify an instrument required by law to be executed, acknowledged, or verified by more than one officer. No officer other than the President need be a Trustee or Shareholder.

Section 3. Vacancies and Newly Created Offices. Whenever a vacancy shall occur in any office or if any new office is created, the Trustees may fill such vacancy or new office.

Section 4. Removal and Resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause. The Trustees May delegate this power to the President with respect to any Other Officer. Such removal shall be without prejudice to the contract rights, if any, of the person

                                      2

so removed. Any officer may resign from office at any time by delivering a written resignation to the Trustees or the President. Unless otherwise specified therein, such resignation shall take effect upon delivery.

Section 5. President. The President shall be the chief executive officer of the Trust. Subject to the direction of the Trustees, the President shall have general charge, supervision and control over the Trust's business affairs and shall be responsible for the management thereof and the execution of policies established by the Trustees. The President shall preside at any Shareholders' meetings and at all meetings of the Trustees and shall in general exercise the powers and perform the duties of the Board of Trustees. Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements or other documents. The President also shall have the power to employ attorneys, accountants and other advisers and agents for the Trust. The President shall exercise such other powers and perform such other duties as the Trustees may assign to him.

Section 6. Vice President(s). The Vice President(s) shall have such powers and perform such duties as the Trustees or the President may determine. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) shall perform all the duties of the President and, when so acting, shall have all the powers of the President. The Trustees may designate a Vice President as the principal financial officer of the Trust or to serve one or more other functions. If a Vice President is designated as principal financial officer of the Trust, he or she shall have general charge of the finances and books of the Trust and shall report to the Trustees annually regarding the financial condition of each Series as soon as possible after the close of such Series's fiscal year. The Trustees also may designate one of the Vice Presidents as Executive Vice President.

Section 7. Treasurer and Assistant Treasurer(s. The Treasurer may be designated as the principal financial officer or as the principal accounting officer of the Trust. If designated as principal financial officer, the Treasurer shall have general charge of the finances and books of the Trust, and shall report to the Trustees annually regarding the financial condition of each Series as soon as possible after the close of such Series' fiscal year. The Treasurer shall be responsible for the delivery of all funds and securities of the Trust to such company as the Trustees shall retain as Custodian. The Treasurer shall furnish such reports concerning the financial condition of the Trust as the Trustees may request. The Treasurer shall perform all acts incidental to the office of Treasurer, subject to the Trustees' supervision, and shall perform such additional duties as the Trustees may designate.

     Any Assistant Treasurer may perform such duties of the Treasurer as the Trustees or the Treasurer may assign, and, in the absence of the Treasurer, may perform all the duties of the Treasurer.

Section 8. Secretary and Assistant Secretaries. The Secretary shall record all votes and proceedings of the meetings of Trustees and Shareholders in books to be kept for that purpose. The Secretary shall be responsible for giving and serving notices of the Trust. The Secretary shall have custody of any seal of

                                      3

the Trust and shall be responsible for the records of the Trust, including the Share register and such other books and documents as may be required by the Trustees or by law. The Secretary shall perform all acts incidental to the office of Secretary, subject to the supervision of the Trustees, and shall perform such additional duties as the Trustees may designate.

     Any Assistant Secretary may perform such duties of the Secretary as the Trustees or the Secretary may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

Section 9. Compensation of Officers. Each officer may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.

Section 10. Surety Bond. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Securities and Exchange Commission ("Commission")) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.


                                   ARTICLE V
                                   ---------
                           MEETINGS OF SHAREHOLDERS
                           ------------------------

Section 1. No Annual Meetings. There shall be no annual Shareholders' meetings, unless required by law.

Section 2. Special Meetings. The Secretary shall call a special meeting of Shareholders of any Series or Class whenever ordered by the Trustees.

     The Secretary also shall call a special meeting of Shareholders of any Series or Class upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of such Series or Class entitled to vote at such meeting; provided, that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the Shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such Shareholders. If the Secretary fails for more than thirty days to call a special meeting when required to do so, the Trustees or the Shareholders requesting such a meeting may, in the name of the Secretary, call the meeting by giving the required notice. The Secretary shall not call a special meeting upon the request of Shareholders of any Series or Class to consider any matter that is substantially the same as a matter voted upon at any special meeting of Shareholders of such Series or Class held during the preceding twelve months, unless requested by the holders of a majority of the Outstanding Shares of such Series or Class entitled to be voted at such meeting.

     A special meeting of Shareholders of any Series or Class shall be held at such time and place as is determined by the Trustees and stated in the notice of that meeting.

                                      4

Section 3. Notice of Meetings. The Secretary shall call a special meeting of Shareholders by giving written notice of the place, date, time, and purposes of that meeting at least fifteen days before the date of such meeting. The Secretary may deliver or mail, postage prepaid, the written notice of any meeting to each Shareholder entitled to vote at such meeting. If mailed, notice shall be deemed to be given when deposited in the United States mail directed to the Shareholder at his or her address as it appears on the records of the Trust.

Section 4. Adjourned Meetings. A Shareholders' meeting may be adjourned one or more times for any reason, including the failure of a quorum to attend the meeting. No notice of adjournment of a meeting to another time or place need be given to Shareholders if such time and place are announced at the meeting at which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original meeting. Any business that might have been transacted at the original meeting may be transacted at any adjourned meeting. If after the adjournment a new record date is fixed for the adjourned meeting, the Secretary shall give notice of the adjourned meeting to Shareholders of record entitled to vote at such meeting. Any irregularities in the notice of any meeting or the nonreceipt of any such notice by any of the Shareholders shall not invalidate any action otherwise properly taken at any such meeting.

Section 5. Validity of Proxies. Subject to the provisions of the Trust Instrument, Shareholders entitled to vote may vote either in person or by proxy; provided, that either (1) the Shareholder or his or her duly authorized attorney has signed and dated a written instrument authorizing such proxy to act, or (2) the Trustees adopt by resolution an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy. Unless the proxy provides otherwise, it shall not be valid for more than eleven months before the date of the meeting. All proxies shall be delivered to the Secretary or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment of a Shareholders' meeting. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. At every meeting of Shareholders, unless the voting is conducted by inspectors, the chairman of the meeting shall decide all questions concerning the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes. Subject to the provisions of the Delaware Business Trust Act, the Trust Instrument, or these By-laws, the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder shall govern all matters concerning the giving, voting or validity of proxies, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

                                      5

Section 6. Record Date. The Trustees may fix in advance a date up to ninety days before the date of any Shareholders' meeting as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting. The Shareholders of record entitled to vote at a Shareholders' meeting shall be deemed the Shareholders of record at any meeting reconvened after one or more adjournments, unless the Trustees have fixed a new record date. If the Shareholders' meeting is adjourned for more than sixty days after the original date, the Trustees shall establish a new record date.

Section 7. Action Without a Meeting. Shareholders may take any action without a meeting if a majority (or such greater amount as may be required by law) of the Outstanding Shares entitled to vote on the matter consent to the action in writing and such written consents are filed with the records of Shareholders' meetings. Such written consent shall be treated for all purposes as a vote at a meeting of the Shareholders.


                                   ARTICLE VI
                                   ----------
                        SHARES OF BENEFICIAL INTEREST
                        -----------------------------

Section 1. No Share Certificates. Neither the Trust nor any Series or Class shall issue certificates certifying the ownership of Shares, unless the Trustees may otherwise specifically authorize such certificates.

Section 2. Transfer of Shares. Shares in the Trust shall be recorded on a register maintained for the Trust by the Transfer Agent appointed by the Trustees. Shares shall be transferable only by a transfer recorded on the books of the Trust. Shares may be freely transferred and the Trustees may, from time to time, adopt rules and regulations regarding the method of transfer of such Shares.

                                   ARTICLE VII
                                   -----------
                             CUSTODY OF SECURITIES
                             ---------------------

Section 1. Employment of a Custodian. The Trust shall at all times place and maintain all cash, securities and other assets of the Trust and of each series in the custody of a custodian meeting the requirements set forth in Article VII, Section 4 of the Trust Instrument ("Custodian"). The Custodian shall be appointed from time to time by the Board of Trustees, who shall determine its remuneration.

Section 2. Termination of Custodian Agreement. Upon termination of any Custodian Agreement or the inability of the Custodian to continue to serve as custodian, in either case with respect to the Trust or any Series, the Board of Trustees shall (a) use its best efforts to obtain a successor Custodian; and (b) require that the cash, securities and other assets owned by the Trust or any Series be delivered directly to the successor Custodian.

                                      6

Section 3. Other Arrangements    The Trust may make such other arrangements
for the custody of its assets (including deposit arrangements) as may be required by any applicable law, rule or regulation.


                                   ARTICLE VIII
                                   ------------
                           FISCAL YEAR AND ACCOUNTANT
                           --------------------------

Section 1.  Fiscal Year.  The fiscal year of the Trust shall end on December
31.
Section 2. Accountant. The Trust shall employ independent certified public accountants as its Accountant to examine the accounts of the Trust and to sign and certify financial statements filed by the Trust. The Accountant's certificates and reports shall be addressed both to the Trustees and to the Shareholders. A majority of the Disinterested Trustees shall select the Accountant at any meeting held within ninety days before or after the beginning of the fiscal year of the Trust, acting upon the recommendation of the Trustees. The Trust shall submit the selection for ratification or rejection at the next succeeding Shareholders' meeting, if such a meeting is to be held within the Trust's fiscal year. If the selection is rejected at that meeting, the Accountant shall be selected by majority vote of the Trust's outstanding voting securities, either at the meeting at which the rejection occurred or at a subsequent meeting of Shareholders called for the purpose of selecting an Accountant. The employment of the Accountant shall be conditioned upon the right of the Trust to terminate such employment without any penalty by vote of a Majority Shareholder Vote at any Shareholders' meeting called for that purpose.

                                   ARTICLE IX
                                   ----------
                                   AMENDMENTS
                                   ----------

Section 1. General. Except as provided in Section 2 of this Article, these By-laws may be amended by the Trustees, or by the affirmative vote of a majority of the Outstanding Shares entitled to vote at any meeting.

Section 2. By Shareholders Only. After the issue of any Shares, this Article may only be amended by the affirmative vote of the holders of the lesser of (a) at least two-thirds of the Outstanding Shares present and entitled to vote at any meeting, or (b) at least fifty percent of the Outstanding Shares.

                                   ARTICLE X
                                   ---------
                                 NET ASSET VALUE
                                 ---------------

     The term "Net Asset Value" of any Series shall mean that amount by which the assets belonging to that Series exceed its liabilities, all as determined by or under the direction of the Trustees. Net Asset Value per Share shall be determined separately for each Series and shall be determined on such days and at such times as the Trustees may determine. The Trustees shall make such determination with respect to securities for which market quotations are readily available, at the market value of such securities, and with respect to other securities and assets, at the fair value as determined in good faith

                                      7

by the Trustees; provided, however, that the Trustees, without Shareholder approval, may alter the method of appraising portfolio securities insofar as permitted under the 1940 Act and the rules, regulations and interpretations thereof promulgated or issued by the SEC or insofar as permitted by any order of the SEC applicable to the Series. The Trustees may delegate any of their powers and duties under this Article X with respect to appraisal of assets and liabilities. At any time the Trustees may cause the Net Asset Value per Share last determined to be determined again in a similar manner and may fix the time when such redetermined values shall become effective.

                                      8




                             VIKING MUTUAL FUNDS
                             1400 14th Avenue SW
                          Minot, North Dakota 58701


                              May 7, 1999


EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Viking Mutual Funds
          --Viking Tax-Free Fund for Montana
          --Viking Tax-Free Fund for North Dakota
          --Viking Large-Cap Value Fund
          1933 Act File No.[Not yet assigned]
          1940 Act File No. 811-09277

Dear Sir or Madam:

     We are transmitting herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, the initial registration statement on Form N-1A of Viking Mutual Funds ("Registrant").

     This filing contains a prospectus and SAI for Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota and Viking Growth Fund, which are currently the Registrant's series. Registrant would appreciate receiving any staff comments on this filing on or before June 7, 1999.

Please contact Fatima Sulaiman at Kirkpatrick & Lockhart LLP, outside counsel to the Registrant, at (202) 778-9223 with any questions or comments. Thank you for your attention to this matter.

                                   Sincerely,



                                   Douglas P. Miller
                                   Viking Mutual Funds
Enclosures